Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, related party	$ 1,794	$ 632	$ 489
Contract assets - related party		0	1,680
Operating lease right-of-use assets - related party		0	709
Finance lease right-of-use assets - related party		0	570
Accounts payable - related party	1,601	1,357	73
Accrued expenses and other current liabilities - related party	445	475	737
Contract liabilities - related party		0	600
Current portion of long-term debt - related party	4,899	4,878	5,607
Operating lease liability, net of current portion - related party		0	675
Long-term debt, net of current portion - related party	16,952	$ 18,897	$ 20,124
Other current assets, related party	2,094
Short-term debt, related party	$ 7,221
Class A common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in Shares)	9,879,248	7,871,643
Common stock, shares outstanding (in Shares)	9,879,248	7,871,643
Class B common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	150,000,000	150,000,000	150,000,000
Common stock, shares issued (in Shares)	50,034,117	52,034,117
Common stock, shares outstanding (in Shares)	50,034,117	52,034,117